T. ROWE PRICE Retirement Blend 2025 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 38.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  13,469 4,906 395 1,873,185 17,739
U.S. Limited Duration TIPS Index
Fund  7,912 3,502 241 1,208,471 11,203
International Bond Fund (USD
Hedged)  4,621 1,601 144 751,493 6,102
U.S. Treasury Long-Term Index
Fund  3,948 1,676 142 686,679 5,267
Dynamic Global Bond Fund  3,304 1,453 114 574,727 4,494
Emerging Markets Bond Fund  3,057 1,161 98 487,511 4,193
High Yield Fund  2,786 1,188 88 691,809 3,957
Floating Rate Fund  1,303 402 160 171,296 1,579
Total Bond Mutual Funds (Cost $56,796) 54,534
EQUITY MUTUAL FUNDS 58.5%
T. Rowe Price Funds:
Equity Index 500 Fund  20,680 6,586 3,996 209,850 24,937
International Equity Index Fund  9,148 2,882 1,159 740,930 11,173
Growth Stock Fund (2) 5,950 1,919 556 93,423 7,952
Value Fund  5,704 1,919 317 190,567 7,756
Real Assets Fund  2,845 1,978 95 358,140 4,932
Hedged Equity Fund  – 3,671 13 361,366 3,682
International Value Equity Fund  2,568 833 332 207,285 3,244
Mid-Cap Index Fund  2,295 758 148 195,129 3,169
International Stock Fund  2,550 805 306 171,627 3,132
Small-Cap Index Fund  2,232 773 148 224,901 3,074
Emerging Markets Discovery
Stock Fund  2,036 635 264 193,164 2,529
Emerging Markets Stock Fund  1,612 524 140 58,381 2,026
Mid-Cap Growth Fund  1,256 417 34 17,154 1,743
Mid-Cap Value Fund  1,039 341 85 44,981 1,416
Small-Cap Value Fund  968 333 30 27,012 1,366
New Horizons Fund (2) 739 244 45 18,390 1,016
Total Equity Mutual Funds (Cost $78,797) 83,147

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 3,345 3,064 1,858 4,551,416 4,551
Total Short-Term Investments (Cost $4,551) 4,551
Total Investments in Securities 100.0%
(Cost $140,144) $ 142,232
Other Assets Less Liabilities (0.0)% (44)
Net Assets 100.0% $ 142,188
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (22) $ (149) $ 48
Emerging Markets Bond Fund  (13) 73 57
Emerging Markets Discovery Stock Fund  (13) 122 —
Emerging Markets Stock Fund  (18) 30 —
Equity Index 500 Fund  (24) 1,667 84
Floating Rate Fund  (6) 34 32
Growth Stock Fund  (33) 639 —
Hedged Equity Fund  — 24 —
High Yield Fund  (10) 71 60
International Bond Fund (USD Hedged)  (23) 24 47
International Equity Index Fund  (15) 302 —
International Stock Fund  (2) 83 —
International Value Equity Fund  (1) 175 —
Mid-Cap Growth Fund  (2) 104 —
Mid-Cap Index Fund  (13) 264 —
Mid-Cap Value Fund  (8) 121 —
New Horizons Fund  (6) 78 —
QM U.S. Bond Index Fund  (49) (241) 144
Real Assets Fund  (12) 204 —
Small-Cap Index Fund  (12) 217 —
Small-Cap Value Fund  (4) 95 —
U.S. Limited Duration TIPS Index Fund  (22) 30 —
U.S. Treasury Long-Term Index Fund  (33) (215) 40
Value Fund  (33) 450 —
U.S. Treasury Money Fund, 5.40% — — 58
Totals $ (374)# $ 4,202 $ 570+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $570 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2025 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement Blend 2025 Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1346-054Q1 08/23